Note 16 - Warrants - Schedule of Warrants Outstanding (Details) - $ / shares		12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023 [1]
Outstanding, balance (in shares)	[1]	6,538,052
Outstanding, weighted average remaining contractual term (Year)	[2]	3 years 1 month 6 days	[3]	4 years 8 months 12 days
Warrants issued (in shares)	[4]	1,806,434
Warrants exercised (in shares)		(2,247,648)
Warrants expired (in shares)		(20,958)
Outstanding, balance (in shares)		6,075,880	[3]	6,538,052
Weighted Average [Member]
Outstanding, weighted average exercise price (in dollars per share)	[1]	$ 4.42
Warrants issued, weighted average exercise price (in dollars per share)	[4]	0.0001
Warrants exercised, weighted average exercise price (in dollars per share)		1.61
Warrants expired, weighted average exercise price (in dollars per share)		300
Outstanding, weighted average exercise price (in dollars per share)		$ 3.71	[3]	$ 4.42

[1]	The number of warrants outstanding as of June 30, 2023, is comprised of 6,068,763 liability classified warrants, 430,217 liability classified June 2023 Pre-Funded Warrants and 39,072 equity classified warrants.
[2]	As pre-funded warrants do not have an expiration date, they have been excluded from the calculation of the weighted average remaining contractual life in years.
[3]	The number of warrants outstanding as of June 30, 2024, is comprised of 3,821,115 liability classified warrants, 430,217 liability classified June 2023 Pre-Funded Warrants, 1,806,434 liability classified Tranche B Pre-Funded Warrants and 18,114 equity classified warrants.
[4]	The warrants issued during fiscal 2024 were a result of 1,806,434 Tranche B Warrants being exercise to 1,806,434 Tranche B Pre-Funded Warrants.